ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description
	Date of	Place of	Percentage of
	incorporation/	incorporation/	shareholding/
Name of the entity	establishment	establishment	ownership		Principal activities
			2016	2015
Hanwha Q CELLS Investment Co., Ltd.	September 12, 2012	Cayman Islands	100%	100%	Investment holding

Hanwha Q CELLS GmbH	May 3, 2012	Germany	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Malaysia Sdn. Bhd.	March 21, 2008	Malaysia	100%	100%	manufacturing and sales of PV products

Hanwha Q CELLS Chile SpA	March 14, 2014	Chile	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Günes Enerjisi A.Ş	March 13, 2014	Turkey	100%	100%	Sales of PV products and providing system integration services / downstream business

Hanwha Q CELLS Australia Pty Ltd.	December 14, 2009	Australia	100%	100%	Sales of PV products

	Date of	Place of	Percentage of
	incorporation/	incorporation/	shareholding/
Name of the entity	establishment	establishment	ownership		Principal activities
			2016	2015
Hanwha Q CELLS Corp.	December 19, 2014	Korea	100%	100%	Development, manufacturing and sales of PV products

Hanwha Q CELLS Hong Kong Limited	May 16, 2007	Hong Kong	100%	100%	Investment holding and international procurements/sales

Hanwha Q CELLS (Qidong) Co., Ltd.	August 27, 2004	PRC	100%	100%	Development, manufacturing and sales of PV products

Hanwha Q CELLS (Nantong) Co., Ltd.	April 15, 2011	PRC	100%	100%	Develop, manufacture and sell photovoltaic (“PV”) products to both domestic and overseas customers

Hanwha Q CELLS America Inc.	September 18, 2007	United States	100%	100%	Sales of PV products

Hanwha Q CELLS Canada Inc.	April 26, 2012	Canada	100%	100%	Sales of PV products

Hanwha SolarOne GmbH	November 1, 2015	Germany	100%	100%	Sales of PV products

Hanwha SolarOne (Shanghai) Co., Ltd.	March 29, 2006	PRC	100%	100%	Sales of PV products

Hanwha Q CELLS Technology Co., Ltd.	August 1, 2007	PRC	100%	100%	Manufacturing of silicon ingots and wafers

Hanwha Solar Electric Power Engineering Co., Ltd.	May 25, 2010	PRC	100%	100%	Providing solar systems integration services and sales of PV products